LONG-TERM DEBT - MORTGAGES AND TERM LOAN (Schedule of long-term debt) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jan. 09, 2015	Jul. 31, 2014
Due Within One Year	$ 150,763		$ 240,000
Due After One Year	$ 5,786,525		5,181,335
Fishkill, New York Property [Member]
Due Within One Year			68,112
Due After One Year			1,470,463
Current Annual Interest Rate	6.98%
Final Payment Date	Feb. 18, 2015
Bond St. Building, Brooklyn, N Y [Member]
Due Within One Year			171,888
Due After One Year			$ 3,710,872
Current Annual Interest Rate	6.98%
Final Payment Date	Feb. 18, 2015
Bond St. building, Brooklyn, NY [Member]
Due Within One Year	$ 150,763
Due After One Year	$ 5,786,525
Current Annual Interest Rate	3.54%	3.54%
Final Payment Date	Feb. 01, 2020